Deposits (Estimated amounts Of Uninsured Time Deposits And Certificates Of Deposit Issued By Domestic And Foreign Offices) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit	¥ 19,492	¥ 20,209
Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit	33,545	30,059
Time deposits | Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit	17,031	13,977
Time deposits | Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit	24,416	22,503
Certificates of deposit | Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit	2,461	6,232
Certificates of deposit | Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit	¥ 9,129	¥ 7,556